Finance Cost and Income - Summary of Finance Cost and Income Included in Income Statement (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of finance income expense [line items]
Interest expense	$ (1,767)	$ (1,875)
Net interest on net defined benefit liabilities	(37)	(37)
Accretion expense	(336)	(265)
Net losses on hedging instruments	(422)	(297)
Net foreign exchange results (net of the effect of foreign exchange derivatives)	(143)	(38)
Other financial costs, including bank fees and taxes	(131)	(97)
Finance cost excluding exceptional items	(2,835)	(2,609)
Exceptional finance cost	(127)	(582)
Finance costs	(2,962)	(3,191)	[1]
Interest income	84	58
Interest income on Brazilian tax credits	113	76
Hyperinflation monetary adjustments	138	75
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	162	348
Other financial income	56	5
Finance income excluding exceptional items	553	562
Exceptional finance income	141	283
Finance income	694	845	[1]
Net finance income/(cost) excluding exceptional items	(2,282)	(2,047)
Net finance income/(cost)	$ (2,268)	$ (2,346)	[1]

[1]	Amended to conform to 2022 presentation.